Golden Small Cap Core Fund
Investment Objective
The Fund seeks to achieve maximum long-term total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Golden Small Cap Core Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of the amount of shares redeemed, if applicable)	none	none
Exchange Fee (as a percentage of the amount of shares redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Golden Small Cap Core Fund	Investor Shares	Institutional Shares
Management Fees	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	none	none
Total Annual Fund Operating Expenses	1.35%	1.10%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Golden Small Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	137	428	739	1,624
Institutional Shares	112	350	606	1,340

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-listed equity securities of companies with small market capitalizations (“80% Policy”). U.S.-listed equity companies include those that are listed both in the U.S. and a foreign jurisdiction (“dual-listed”). For these purposes, small market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the Russell 2000 Index or the S&P SmallCap 600 Index. As of September 30, 2012, the market capitalizations of the companies in the Fund’s primary benchmark, the Russell 2000 Index, ranged from $42.64 million to $4.48 billion. As of September 30, 2012, the market capitalizations of the companies in the Fund’s secondary benchmark, the S&P SmallCap 600 Index, ranged from $34.67 million to $3.82 billion.

The goal of the Fund is to construct an actively managed portfolio of small-cap companies that are undervalued and exhibit the likelihood to meet or exceed earnings expectations.

The Adviser uses a combination of quantitative and qualitative analysis to select the securities in which the Fund will invest. The Adviser’s quantitative analysis focuses on company fundamentals and is conducted using a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked undergo further qualitative analysis. The Adviser’s process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. Generally, the Adviser avoids investment in companies for which the primary industry classification is alcohol, gaming or tobacco. This disciplined process leads to a focused, target portfolio of approximately 60 securities that are diversified among major economic sectors.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Dual-Listed Securities Risk. Dual-listed securities are subject to the same risks as domestic securities and to additional risks including international trade, currency, political and diplomatic risks.

Equity Risk. The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund’s NAV than if the Fund were more broadly invested.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Small Capitalization Company Risk. The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Performance Information

The following chart illustrates the variability of the Institutional Shares' returns as of December 31, 2011. The chart and table provide some indication of the risks of investing in the Fund’s Institutional Shares by showing the changes in the performance from year to year and how the Fund’s Institutional Shares' average annual returns for one year, five years and since inception compare to the Russell 2000 Index, a broad-based measure of market performance. Updated performance information is available on a monthly basis and may be obtained by calling (800) 206-8610 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of September 30, 2012 was 8.60%.

During the period shown, the highest return for a quarter was 18.40% for the quarter ended December 31, 2011, and the lowest return was -26.58% for the quarter ended December 31, 2008.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Golden Small Cap Core Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	Return Before Taxes	1.29%	(2.68%)	0.52%	Sep. 13, 2005
Institutional Shares After Taxes on Distributions	Return After Taxes on Distributions	1.29%	(2.72%)	0.48%
Institutional Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.84%	(2.27%)	0.42%
Russell 2000 Index	(reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	2.90%
S&P Small Cap 600 Index	(reflects no deduction for fees, expenses or taxes)	1.02%	1.94%	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.